ROPES & GRAY LLP 191 NORTH WACKER DRIVE 32nd FLOOR CHICAGO, ILLINOIS 60606-4302 WWW.ROPESGRAY.COM

January 18, 2022	Rita Rubin T +1 312 845 1241 rita.rubin@ropesgray.com

BY EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090

Re:	First American Funds Trust
Registration Statement on Form N-1A
(File Nos. 333-260527 and 811-23751)

Ladies and Gentlemen:

On behalf of First American Funds Trust (the “Trust”), a Massachusetts business trust, we are today filing Pre-Effective Amendment No. 2 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 2 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A, in part to respond to comments from the staff of the Securities and Exchange Commission with respect to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A filed on December 21, 2021 and to make certain other updates and revisions.

The Trust has been established so that each series thereof can acquire corresponding series of First American Funds, Inc. (“FAF Inc.”). No shares will be offered and sold under this N-1A registration statement unless/until the closing of the reorganization of the FAF Inc. into the Trust.

Please direct any questions you may have with respect to this filing to me (at 312-845-1241) or to Paulita Pike (at 312-845-1212) of this firm.

Sincerely,

/s/ Rita Rubin
Rita Rubin